Significant Accounting Policies - Schedule of Digital Assets (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Digital Assets [Abstract]
Digital assets at January 1, 2023	$ 144,423
Digital assets at December 31, 2023(1)	5,072
Realized gain on sale of crypto currencies	89,649
Sale of crypto currencies	$ (229,000)